UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	3/31/2017

Item 1. Schedule of Investments [INSERT REPORT]

VCA-11

Schedule of Investments

as of March 31, 2017 (unaudited)

	Principal Amount (000)#	Value
Short-Term Investments — 100.0%
Certificates of Deposit — 16.7%
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.260%, 04/27/2017(a)	650	$650,151
Citibank N.A. 1.100%, 05/01/2017(a)	350	350,077
Chase Bank USA, N.A. 1.305%, 01/05/2018(b)	350	350,422
Mizuho Bank Ltd. 1.678%, 04/18/2017(b)	400	400,149
Nordea Bank Finland PLC 1.441%, 04/21/2017(b)	250	250,073
Skandinav Enskilda Banken AB 1.458%, 04/18/2017(b)	300	300,079
Sumitomo Mitsui Banking Corp. 1.080%, 04/26/2017(a)	400	400,046
Swedbank AB 0.880%, 04/03/2017(a)	600	599,998
Toronto-Dominion Bank (The) 1.452%, 05/19/2017(b)	200	200,123
Wells Fargo Bank, N.A. 1.391%, 04/11/2017(b)	395	395,057

		3,896,175

Commercial Paper — 53.1%
Apple Inc., 144A 0.761%, 04/12/2017(a)	600	599,862
Bank of NY Mellon Corp. 0.902%, 04/10/2017(a)	500	499,882
BNP Paribas SA 1.078%, 04/11/2017(a)	280	279,920
Commonwealth Bank of Australia, 144A 1.420%, 04/20/2017(b)	250	250,066
1.424%, 05/05/2017(b)	500	500,219
DNB Bank ASA, 144A 1.432%, 04/26/2017(b)	250	250,086
Export Development Canada 0.731%, 04/10/2017(a)	600	599,871
Exxon Corp. 0.842%, 04/04/2017(a)	600	599,946
Federation Des Caisses Desjard du Quebec, 144A 0.812%, 04/04/2017(a)	550	549,949
ING US Funding LLC 1.381%, 05/03/2017(b)	225	225,117
1.381%, 05/03/2017(b)	300	300,156
Johnson & Johnson, 144A 0.863%, 04/24/2017(a)	600	599,681
JPMorgan Securities LLC, 144A 0.863%, 04/24/2017(a)	300	299,825
KFW, 144A 0.965%, 04/10/2017(a)	300	299,940
Natixis SA 0.964%, 04/10/2017(a)	600	599,852
Nestle Capital Corp., 144A 0.811%, 04/03/2017(a)	600	599,964
Novartis Corp., 144A 0.832%, 04/05/2017(a)	600	599,933
Ontario (Province of) 0.751%, 04/03/2017(a)	300	299,980
Ontario Teachers’ Financial Trust, 144A 0.964%, 04/27/2017(a)	500	499,606
1.255%, 05/26/2017(a)	250	249,559
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN 0.945%, 05/04/2017(a)	500	499,561
1.320%, 09/06/2017(b)	250	250,167
PACCAR Financial Corp. 0.862%, 04/13/2017(a)	600	599,815
Schlumberger Investments SA, 144A 0.883%, 04/24/2017(a)	600	599,661
Sumitomo Mitsui Banking Co., 144A 0.974%, 04/04/2017(a)	539	538,948
Total Capital Canada, 144A 0.913%, 04/20/2017(a)	600	599,711
Wal-Mart Stores, Inc., 144A 0.806%, 04/03/2017(a)	600	599,962

		12,391,239

U.S. Government Agency Obligations — 8.8%
Federal Home Loan Bank 0.543%, 04/12/2017(a)	1,000	999,827
0.538%, 04/26/2017(a)	750	749,669
Federal Home Loan Mortgage Corporation 1.022%, 04/27/2017(b)	300	300,048

		2,049,544

U.S. Treasury Obligations — 21.4%
U.S. Treasury Bills 0.771%, 04/13/2017(a)	1,000	999,799
0.752%, 04/20/2017(a)	1,000	999,656
0.753%, 04/20/2017(a)	1,000	999,656
0.761%, 04/27/2017(a)	1,000	999,513
0.769%, 04/27/2017(a)	1,000	999,513

		4,998,137

TOTAL INVESTMENTS — 100.0% (cost $23,333,445)		23,335,095
Liabilities in excess of other assets		(2,432)

NET ASSETS — 100.0%		$23,332,663

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Rate quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,896,175	$—
Commerical Paper	—	12,391,239	—
U.S. Government Agency Obligations	—	2,049,544	—
U.S. Treasury Obligations	—	4,998,137	—

Total	$—	$23,335,095	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PI” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date May 18, 2017

*	Print the name and title of each signing officer under his or her signature.